Long-Term Loans, Net of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2015
Short-Term Loans and Current Maturities/Long-Term Loans, Net of Current Maturities [Abstract]
Schedule of linkage and interest rates
	Weighted interest rate as of December 31, 2015	December 31,
Loan currency	%	2015	2014

NIS	5.44%	$3,858	$760

Less - current maturities		400	570

		$3,458	$190